RESTRICTED NET ASSET (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Restricted Net Asset 1	10.00%
Restricted Net Asset 2	50.00%
Restricted Net Asset 3	10.00%
Restricted Net Asset 4	50.00%
Restricted Net Asset 5	$ 4,200,000
Restricted Net Asset 6	10.00%
Restricted Net Asset 7	5.00%
Restricted Net Asset 8	5.00%
Restricted Net Asset 9	49,000,000
Restricted Net Asset 10	1,500,000
Restricted Net Asset 11	$ 4,200,000